Discontinued Operations (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Discontinued Operations and Disposal Groups [Abstract]
Cash	$ 12,100		$ 12,100
Accounts receivable	109,300		109,300
Inventories	3,200		3,200		343,700	208,700
Property and equipment, net	0		0		1,400	2,700
Goodwill	0		0		447,900	447,900
Discontinued operations	124,600	$ 1,227,900	124,600	$ 1,227,900	793,000	659,300
Accounts payable	2,900		2,900		20,100	84,500
Accrued expenses and taxes	45,000		45,000		120,700	177,500
Contract liabilities	16,500		16,500		69,000	0
Operating lease liabilities, current portion	0		0		31,100	0
Discontinued operations, liabilities	64,400		64,400		240,900	262,000
Revenues	107,800	241,800	387,700	420,000	785,900	1,814,900
Cost of goods sold	78,800	237,700	458,500	500,300	869,900	1,490,600
Gross profit	29,900	4,100	(70,800)	(80,300)	(84,000)	324,300
Selling, general and administrative expenses	12,600	103,700	282,200	280,000	388,500	456,300
Income (Loss) from operations	16,400	(99,600)	(353,000)	(360,300)
Loss on disposal	0	0	(405,400)	0
Loss from operations before income tax benefit	16,400	(99,600)	(758,400)	(360,300)	(472,500)	(132,000)
Income tax benefit, all deferred	0	(16,400)	(179,900)	(67,000)
Net loss attributable to discontinued operations	$ 16,400	$ (83,200)	$ (578,500)	$ (293,300)	$ (249,900)	$ (96,000)